Expense Example - George Putnam Balanced Fund	Jul. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 658
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	1,877
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,013
Class M Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	484
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	2,222
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,656
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,091
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,151
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	$ 1,033